Consolidated Statements Of Net Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements Of Net Income [Abstract]
Operating revenues	$ 768,643		$ 757,760		$ 687,291
Operating cost and expenses:
Operations and maintenance	285,340		271,843		256,743
Depreciation	119,258		111,767		103,412
Amortization	5,535		5,229		4,888
Taxes other than income taxes	53,268		47,404		41,449
Total expenses	463,401		436,243		406,492
Operating income	305,242		321,517		280,799
Other expense (income):
Interest expense, net	77,316	[1]	77,757	[1]	77,804	[1]
Allowance for funds used during construction	(2,274)		(4,142)		(7,150)
Gain on sale of other assets	(148)		(1,090)		(649)
Equity loss (earnings) in joint venture	2,665		(1,976)
Income from continuing operations before income taxes	227,683		250,968		210,794
Provision for income taxes	22,690		66,881		69,111
Income from continuing operations	204,993		184,087		141,683
Discontinued operations:
Income from discontinued operations before income taxes	24,732		20,493		14,279
Provision for income taxes	8,425		8,017		12,893
Income from discontinued operations	16,307		12,476		1,386
Net income attributable to common shareholders	$ 221,300		$ 196,563		$ 143,069
Income from continuing operations per share:
Basic	$ 1.16		$ 1.06		$ 0.82
Diluted	$ 1.16		$ 1.05		$ 0.82
Income from discontinued operations per share:
Basic	$ 0.09		$ 0.07		$ 0.01
Diluted	$ 0.09		$ 0.07		$ 0.01
Net income per common share:
Basic	$ 1.26		$ 1.13		$ 0.83
Diluted	$ 1.25		$ 1.12		$ 0.83
Average common shares outstanding during the period:
Basic	176,140		174,201		172,727
Diluted	176,814		174,918		173,361
Cash dividends declared per common share	$ 0.584		$ 0.536		$ 0.504

[1]	Net of allowance for funds used during construction and interest income.